Accrued Expenses and Other Current Liabilities - Standard product warranty activities (Details) ¥ in Thousands	5 Months Ended
Dec. 31, 2021 CNY (¥)
Accrued Expenses and Other Current Liabilities
Balance as of July 22, 2021	¥ 3,043
Provided during the period	861
Utilized during the period	(1,375)
Balance as of December 31, 2021	¥ 2,529